LOANS (covered)	12 Months Ended
Dec. 31, 2012
Covered Loans [Abstract]
LOANS (covered)
Covered Loans

Loans acquired in FDIC-assisted transactions initially covered under loss sharing agreements whereby the FDIC will reimburse First Financial for the majority of any losses incurred are referred to as covered loans. Pursuant to the terms of the loss sharing agreements, covered loans are subject to a stated loss threshold, as outlined in each loss sharing agreement, whereby the FDIC will reimburse First Financial for 80% of losses up to a stated loss threshold, and 95% of losses in excess of the threshold. First Financial will reimburse the FDIC for its share of recoveries with respect to losses for which the FDIC paid First Financial a reimbursement under the loss sharing agreement. The FDIC’s obligation to reimburse First Financial for losses with respect to covered loans began with the first dollar of loss incurred.

First Financial accounts for the majority of covered loans under FASB ASC Topic 310-30, Loans and Debt Securities Acquired with Deteriorated Credit Quality, except loans with revolving privileges, which are outside the scope of this guidance, and loans for which cash flows could not be estimated, which are accounted for under the cost recovery method. Loans accounted for under FASB ASC Topic 310-30 are referred to as purchased impaired loans. For more information on First Financial's accounting for covered loans, see Note 1 - Summary of Significant Accounting Policies.

Purchased impaired loans are not classified as nonperforming assets as the loans are considered to be performing under FASB ASC Topic 310-30. Therefore, interest income, through accretion of the difference between the carrying value of the loans and the expected cash flows (accretable difference) is recognized on all covered purchased impaired loans.

The following table reflects the carrying value of all covered purchased impaired and nonimpaired loans as of December 31:

	2012			2011
(Dollars in thousands)	Loans Accounted For Under FASB ASC Topic 310-30	Loans excluded from FASB ASC Topic 310-30	Total Purchased Loans	Loans Accounted For Under FASB ASC Topic 310-30	Loans Excluded From FASB ASC Topic 310-30 (1)	Total Purchased Loans
Commercial	$94,775	$7,351	$102,126	$182,625	$13,267	$195,892
Real estate - construction	10,631	0	10,631	17,120	0	17,120
Real estate - commercial	458,066	7,489	465,555	627,257	9,787	637,044
Real estate - residential	100,694	0	100,694	121,117	0	121,117
Installment	7,911	763	8,674	12,123	1,053	13,176
Home equity	2,080	55,378	57,458	4,146	60,832	64,978
Other covered loans	0	2,978	2,978	0	3,917	3,917
Total covered loans	$674,157	$73,959	$748,116	$964,388	$88,856	$1,053,244

The outstanding balance of loans accounted for under FASB ASC Topic 310-30, including contractual principal, interest, fees and penalties, was $1.1 billion and $1.6 billion as of December 31, 2012 and December 31, 2011, respectively.

Changes in the carrying amount of accretable difference for covered purchased impaired loans for the years ended December 31 were as follows:

(Dollars in thousands)	2012	2011	2010
Balance at beginning of year	$344,410	$509,945	$623,669
Reclassification from non-accretable difference	29,606	39,079	97,808
Accretion	(91,485)	(125,524)	(139,356)
Other net activity (1)	(57,837)	(79,090)	(72,176)
Balance at end of year	$224,694	$344,410	$509,945

(1)   Includes the impact of loan repayments and charge-offs.

First Financial reviewed its forecast of expected cash flows for covered purchased impaired loans periodically throughout 2012. The Company recognized improvement in the cash flow expectations related to certain loan pools resulting in the reclassification from nonaccretable to accretable difference of $29.6 million, $39.1 million and $97.8 million during 2012, 2011 and 2010, respectively. These reclassifications resulted in yield adjustments on these loan pools on a prospective basis. The Company also recognized declines in the cash flow expectations of certain loan pools. Any decline in expected cash flows for a pool of loans is considered impairment and recorded as provision expense, and a related allowance for loan and lease losses on covered loans, on a discounted basis during the period. Improved cash flow expectations for loan pools that were impaired during prior periods is first recorded as a reversal of previously recorded impairment and then as an increase in prospective yield when all previously recorded impairment has been recaptured. For further detail on impairment and provision expense related to covered purchased impaired loans, see "Covered Loans" in Note 12 - Allowance for Loan and Lease Losses.

Credit Quality. For further discussion of First Financial's monitoring of credit quality for commercial and consumer loans, including discussion of the risk attributes noted below, please see Note 10 - Loans.

Covered commercial and consumer credit exposure by risk attribute was as follows:

	As of December 31, 2012
		Real Estate
(Dollars in thousands)	Commercial	Construction	Commercial	Total
Pass	$48,213	$2,304	$213,143	$263,660
Special Mention	16,293	7	70,894	87,194
Substandard	35,596	8,320	181,345	225,261
Doubtful	2,024	0	173	2,197
Total	$102,126	$10,631	$465,555	$578,312

	Real Estate Residential	Installment	Home Equity	Other	Total
Performing	$100,694	$8,674	$53,231	$2,967	$165,566
Nonperforming	0	0	4,227	11	4,238
Total	$100,694	$8,674	$57,458	$2,978	$169,804

	As of December 31, 2011
		Real Estate
(Dollars in thousands)	Commercial	Construction	Commercial	Total
Pass	$113,201	$2,506	$340,889	$456,596
Special Mention	22,468	3,597	63,880	89,945
Substandard	52,103	11,017	230,870	293,990
Doubtful	8,120	0	1,405	9,525
Total	$195,892	$17,120	$637,044	$850,056

	Real Estate Residential	Installment	Home Equity	Other	Total
Performing	$121,117	$13,176	$63,231	$3,899	$201,423
Nonperforming	0	0	1,747	18	1,765
Total	$121,117	$13,176	$64,978	$3,917	$203,188

Covered loans are considered past due or delinquent when the contractual principal or interest due in accordance with the terms of the loan agreement or any portion thereof remains unpaid after the due date of the scheduled payment.

Delinquency. Covered loan delinquency, excluding loans accounted for under FASB ASC Topic 310-30, was as follows:

	As of December 31, 2012
(Dollars in thousands)	30 - 59 days past due	60 - 89 days past due	> 90 days past due	Total past due	Current	Total	> 90 days past due and still accruing
Loans
Commercial	$351	$148	$3,781	$4,280	$3,071	$7,351	$0
Real estate - commercial	138	1,149	2,201	3,488	4,001	7,489	0
Installment	0	0	0	0	763	763	0
Home equity	286	296	3,697	4,279	51,099	55,378	0
All other	19	26	42	87	2,891	2,978	31
Total	$794	$1,619	$9,721	$12,134	$61,825	$73,959	$31

	As of December 31, 2011
(Dollars in thousands)	30 - 59 days past due	60 - 89 days past due	> 90 days past due	Total past due	Current	Total	> 90 days past due and still accruing
Loans
Commercial	$73	$294	$6,490	$6,857	$6,410	$13,267	$0
Real estate - commercial	184	0	1,870	2,054	7,733	9,787	0
Installment	0	0	0	0	1,053	1,053	0
Home equity	1,344	11	1,679	3,034	57,798	60,832	0
All other	10	6	125	141	3,776	3,917	107
Total	$1,611	$311	$10,164	$12,086	$76,770	$88,856	$107

Nonaccrual. Covered purchased impaired loans are classified as performing, even though they may be contractually past due, as any nonpayment of contractual principal or interest is considered in the periodic re-estimation of expected cash flows and is included in the resulting recognition of current period covered loan loss provision or prospective yield adjustments.

Similar to uncovered loans, covered loans accounted for outside FASB ASC Topic 310-30 are classified as nonaccrual when, in the opinion of management, collection of principal or interest is doubtful or when principal or interest payments are 90 days or more past due. Generally, loans are placed on nonaccrual status due to the continued failure to adhere to contractual payment terms by the borrower coupled with other pertinent factors, such as, insufficient collateral value. The accrual of interest income is discontinued and previously accrued, but unpaid interest is reversed when a loan is placed in nonaccrual status. Any payments received while a loan is in nonaccrual status are applied as a reduction to the carrying value of the loan. A loan may be placed back on accrual status if all contractual payments have been received and collection of future principal and interest payments is no longer doubtful.

Information as to covered nonaccrual loans was as follows:

(Dollars in thousands)	2012	2011	2010
Principal balance
Nonaccrual loans
Commercial	$4,498	$7,203	$16,190
Real estate-commercial	2,986	2,192	2,074
Home equity	4,227	1,747	1,491
All other	11	18	0
Total	$11,722	$11,160	$19,755

Interest income effect
Gross amount of interest that would have been recorded under original terms	$673	$1,020	$1,453
Interest included in income	85	58	398
Net impact on interest income	$588	$962	$1,055

Impaired Loans. Covered loans placed on nonaccrual status, excluding loans accounted for under FASB ASC Topic 310-30, are considered impaired. First Financial’s investment in covered impaired loans, excluding loans accounted for under FASB ASC Topic 310-30, was as follows:

	As of December 31, 2012
(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	YTD Interest Income Recognized
Loans with no related allowance recorded
Commercial	$4,498	$4,660	$0	$4,526	$62
Real estate - commercial	2,986	3,216	0	2,153	18
Home equity	4,227	5,260	0	2,006	5
All other	11	11	0	13	0
Total	$11,722	$13,147	$0	$8,698	$85

	As of December 31, 2011
(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	YTD Interest Income Recognized
Loans with no related allowance recorded
Commercial	$7,203	$10,152	$0	$9,873	$47
Real estate - commercial	2,192	4,002	0	2,504	5
Home equity	1,747	2,878	0	1,559	6
All other	18	18	0	9	0
Total	$11,160	$17,050	$0	$13,945	$58

	As of December 31, 2010
(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	YTD Interest Income Recognized
Loans with no related allowance recorded
Commercial	$16,190	$18,346	$0	$12,324	$316
Real estate - commercial	2,074	5,412	0	3,910	14
Installment	0	0	0	255	0
Home equity	1,491	3,137	0	1,597	68
Total	$19,755	$26,895	$0	$18,086	$398

Covered OREO. Covered OREO is comprised of properties acquired by the Company through the loan foreclosure or repossession process, or other resolution activities that result in partial or total satisfaction of problem covered loans. These properties remain subject to loss sharing agreements whereby the FDIC reimburses First Financial for the majority of any losses incurred. The acquired properties are recorded at the lower of cost or fair value upon acquisition. Losses arising at the time of acquisition of such properties are charged against the allowance for loan and lease losses. Subsequent write-downs in the carrying value of covered OREO properties are expensed as incurred. Estimated reimbursements due from the FDIC under loss sharing agreements related to any losses upon acquisition or subsequent write-downs in the carrying value of covered OREO are recorded as noninterest income and an increase to the FDIC indemnification asset in the same period. Improvements to the properties may be capitalized if the improvements contribute to the overall value of the property, but may not be capitalized in excess of the net realizable value of the property.

Changes in covered OREO were as follows:

	Years Ended December 31,
(Dollars in thousands)	2012	2011	2010
Balance at beginning of year	$44,818	$35,257	$12,916
Additions
Commercial	16,759	46,880	22,237
Residential	3,916	2,753	9,827
Total additions	20,675	49,633	32,064
Disposals
Commercial	27,044	26,693	4,744
Residential	2,820	7,849	4,536
Total disposals	29,864	34,542	9,280
Write-downs
Commercial	5,872	4,407	414
Residential	895	1,123	29
Total write-downs	6,767	5,530	443
Balance at end of year	$28,862	$44,818	$35,257